Provisions (Details) € in Thousands	May 30, 2025 item	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 EUR (€)
Provisions.
Provision for constructive obligation		€ 995	€ 1,206
Other provisions		27	190
Total provisions		€ 1,022	€ 1,396
Number of inspire patents | item	3